Goodwill and Intangible Assets - Schedule of Estimated Amortization Expense Related to Definite-Lived Intangible Assets (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Remaining 2021	$ 7,054,000
2022	14,108,000
2023	14,100,000
2024	13,682,000
2025	13,658,000
Thereafter	60,861,000
Total	123,463,000	$ 27,782,000
Trade Names
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Remaining 2021	1,550,000	767,500
2022	3,100,000	767,500
2023	3,092,000	767,500
2024	2,674,000	692,500
2025	2,650,000	692,500
Thereafter	18,232,000	3,377,223
Total	31,298,000	7,064,723
Technology and Intellectual Property
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Remaining 2021	4,032,000
2022	8,063,000
2023	8,063,000
2024	8,063,000
2025	8,063,000
Thereafter	23,552,000
Total	59,836,000	10,705,000
Developed Technology
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Remaining 2021		1,082,500
2022		1,082,500
2023		1,082,500
2024		1,082,500
2025		1,082,500
Thereafter		5,292,222
Total		10,704,722
Customer Relationships
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Remaining 2021	1,472,000	1,012,500
2022	2,945,000	1,012,500
2023	2,945,000	1,012,500
2024	2,945,000	1,012,500
2025	2,945,000	1,012,500
Thereafter	19,077,000	4,950,000
Total	$ 32,329,000	$ 10,012,500